Debt Instruments	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about borrowings [abstract]
Disclosure of debt instruments

18.  Debt instruments

Debt instruments comprise the following at December 31:

2017
US$'000
Unsecured notes carried at amortised cost
Principal amount	350,000
Unamortised issuance costs	(10,668)
Accrued coupon interest	10,938
Total	350,270

Amount due for settlement within 12 months	10,938
Amount due for settlement after 12 months	339,332
Total	350,270

On February 15, 2017, Ferroglobe and Globe (together, the "Issuers") issued $350,000 thousand aggregate principal amount of 9.375% Senior Notes due March 1, 2022 (the "Notes"). Issuance costs of $12,116 thousand were incurred. The principal amounts of the Notes issued by Ferroglobe and Globe were $150,000 thousand and $200,000 thousand, respectively. Interest on the Notes is payable semi-annually on March 1 and September 1 of each year, commencing on September 1, 2017.

At any time prior to March 1, 2019, the Issuers may redeem all or a portion of the Notes at a redemption price based on a "make-whole" premium. At any time on or after March 1, 2019, the Issuers may redeem all or a portion of the Notes at redemption prices varying based on the period during which the redemption occurs. In addition, at any time prior to March 1, 2019, the Issuers may redeem up to 35% of the aggregate principal amount of the Notes with the net proceeds from certain equity offerings at a redemption price of 109.375% of the principal amount of the Notes, plus accrued and unpaid interest.

The Notes are senior unsecured obligations of the Issuers and are guaranteed on a senior basis by certain subsidiaries of Ferroglobe. The Notes are listed on the Irish Stock Exchange. The associated indenture of the notes contains certain negative covenants. Additionally, if the Issuers experience a change of control the indenture requires the Issuers to offer to redeem the Notes at 101% of their principal amount. Grupo Villar Mir S.A.U. owns 53% of the Company's issued and outstanding shares and has pledged them to secure its obligations to certain banks. The Company would experience a change in control and would be required to offer redemption of bonds in accordance with the indenture if Grupo Villar Mir S.A.U. defaults on the underlying loan.

The fair value of the Notes, determined by reference to the closing market price on the last trading day of the year, was $378,000 thousand as at December, 31 2017.